Borrowings - Future Payments of Long Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
LONG TERM DEBT BY MATURITY [Abstract]
2015	$ 69
2016	69
2017	69
2018	69
2019	69
2020 and thereafter	375,114
Total borrowings	$ 375,459	$ 290,528